Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2010	2011	2012
A	19%	18%	24%
B	37%	34%	33%
C	19%	16%	17%
D	10%	10%	10%
Total	85%	78%	84%